Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

NOTE 12 – OTHER CURRENT LIABILITIES

Other current liabilities are summarized as follow:

	For the year ended December 31,
	2019	2018
Employee payables	476,859	565,280
Other tax payables	439,398	52,289
Borrowing from third party	2,170,602	3,586,312
Total	$3,086,859	$4,203,881